Restructuring and Asset Impairment Charges, Net (Tables)	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Schedule of Restructuring and Related Costs

A summary of these charges for the quarters ended December 28, 2012 and December 30, 2011 is as follows ($ in millions):

	For the Quarters Ended
	December 28, 2012	December 30, 2011
Facility exit and other charges	$—	$2

Total	$—	$2

Restructuring and asset impairment charges, net, incurred cumulative to date from initiation of the program are as follows ($ in millions):

	Separation Related Actions	2011 Program	2009 Program
Employee severance and benefits	$2	$4	$10
Facility exit and other charges	—	5	4

Total	$2	$9	$14

These charges are included in selling, general and administrative expenses, for the fiscal years ended in 2012, 2011 and 2010 and are as follows ($ in millions):

	2012	2011	2010
Separation Related Actions
Employee severance and benefits	$2	$—	$—

Total	$2	$—	$—

2011 Program
Employee severance and benefits	$—	$4	$—
Facility exit and other charges	2	3	—

Total	$2	$7	$—

2009 Program
Employee severance and benefits	$—	$(8)	$14
Facility exit and other charges	—	—	4

Total	$—	$(8)	$18

Restructuring and asset impairment charges, net, incurred cumulative to date from initiation of the program are as follows ($ in millions):

	Separation Related Actions	2011 Program	2009 Program
Employee severance and benefits	$2	$4	$10
Facility exit and other charges	—	5	4

Total	$2	$9	$14

Schedule of Restructuring Reserve by Type of Cost

The rollforward of the reserves from September 28, 2012 to December 28, 2012 is as follows ($ in millions):

	Separation Related Actions	2011 Program	2009 Program	Total
Balance as of September 28, 2012	$1	$2	$1	$4
Utilization	—	—	(1)	(1)

Balance as of December 28, 2012	$1	$2	$—	$3

The rollforward of the reserves from September 30, 2011 to September 28, 2012 is as follows ($ in millions):

	Separation Related Actions	2011 Program	2009 Program	Total
Balance as of September 30, 2011	$—	$2	$1	$3
Charges	2	3	—	5
Reversals	—	(1)	—	(1)
Utilization	(1)	(3)	—	(4)
Reclass / transfers	—	1	—	1

Balance as of September 28, 2012	$1	$2	$1	$4